Performance Based Restricted Stock Units (Detail) (Performance Based Restricted Stock Units Rsu [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Performance Based Restricted Stock Units Rsu [Member]
Number of units
Granted	566,000
Vested
Forfeited	(16,000)
Outstanding, end of year	550,000
Weighted Average grant date fair value
Granted	$ 21.96	$ 0.00	$ 0.00
Vested
Forfeited	$ 21.96
Outstanding, end of year	$ 21.96
Weighted Average remaining contractual term
Outstanding, end of year	2 years 2 months 12 days
Aggregate intrinsic value
Outstanding, end of year	$ 12.4